Other Non-Current Receivables (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Other Non-Current Receivables (Textual)
Fair value of shares	$ 1,500
Paid in cash	250
laboratory services	$ 201
Trade Receivables [member]
Other Non-Current Receivables (Textual)
Ordinary shares issued | shares	19,934,355